NATURE OF OPERATIONS AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN

a) Nature of operations

Starfighters Space Inc. ("SFS" or the "Company") was incorporated on September 6, 2022, under the laws of the State of Delaware. The Company's registered office is held at 850 New Burton Road, Suite 201, Dover, DE 19904. The Company's principal operating facility is located at the NASA Kennedy Space Center in Cape Canaveral, Florida, with an additional base of operations at Midland International Air & Space Port in Texas. The Company has a fleet of seven F-104 Fighter jets that are capable of flying MACH 2+.  The Company is currently in the process of gaining a launch waiver and license for its first space launch to launch rockets carrying payloads for data testing from its jets into suborbital space.

b) Going concern

These unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has historically operated at a loss and had negative cash flows from operations, and access to certain bank accounts is restricted due to ongoing dispute and litigation.

These factors raise substantial doubt about the Company's ability to continue as a going concern within one year after the date of the unaudited condensed consolidated interim financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company's ability to raise additional funds and implement its business plan. These unaudited condensed consolidated interim financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.

The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in the case of equity financing.

1. NATURE OF OPERATIONS

Starfighters Space Inc. ("SFS" or the "Company") was incorporated on September 6, 2022, under the laws of the State of Delaware. On December 18, 2025, the Company successfully closed their initial public offering and the Company's common shares are now traded on the NYSE American LLC (the "NYSE American") under the trading symbol "FJET". The Company's registered office is held at 850 New Burton Road, Suite 201, Dover, DE 19904.

The Company's principal operating facility is located in Cape Canaveral, Florida. The Company operates from the NASA Kennedy Space Center in Florida, with an additional base of operations at Midland International Air & Space Port in Texas, and has a fleet of seven F-104 Fighter jets that are capable of flying MACH 2+. The Company is currently in the process of gaining a launch waiver and license for its first space launch to launch rockets carrying payloads for data testing from their jets into suborbital space. Upon successful suborbital space flight, the Company intends to develop infrastructure for orbital space launch. The Company has not yet commenced its principal operations as of December 31, 2025.

Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the escalating geopolitical tensions in the Middle East, the significant tariffs imposed by the United States on imports from other countries and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company's ability to access capital, which could in the future negatively affect the Company's liquidity and could materially affect the Company's business and the value of its common stock.